Intangible assets - Summary of intangible assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets at beginning of period	$ 2,832	$ 2,755
Adjustment on currency translation	(162)	(48)
Expenditure during the year	318	225
Amortisation for the year	(159)	(178)	$ (161)
Impairment reversal	150
Divesture - Company No Longer Consolidated	(150)
Acquisition - Company Newly Consolidated	822
Disposals, transfers and other movements	(6)	78
Intangible assets at end of period	3,645	2,832	2,755
Cost
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets at beginning of period	7,547
Intangible assets at end of period	7,881	7,547
Accumulated amortisation and impairment
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets at beginning of period	(4,715)
Intangible assets at end of period	(4,236)	(4,715)
Exploration and evaluation
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets at beginning of period	363	271
Adjustment on currency translation	(22)	(14)
Expenditure during the year	207	110
Amortisation for the year	0	0
Impairment reversal	150
Divesture - Company No Longer Consolidated	(150)
Acquisition - Company Newly Consolidated	822
Disposals, transfers and other movements	(2)	(4)
Intangible assets at end of period	1,368	363	271
Exploration and evaluation | Cost
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets at beginning of period	2,513
Intangible assets at end of period	3,030	2,513
Exploration and evaluation | Accumulated amortisation and impairment
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets at beginning of period	(2,150)
Intangible assets at end of period	(1,662)	(2,150)
Trademarks, patented and non-patented technology
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets at beginning of period	22	33
Adjustment on currency translation	(2)	(2)
Expenditure during the year	5	5
Amortisation for the year	(13)	(14)
Impairment reversal	0
Divesture - Company No Longer Consolidated	0
Acquisition - Company Newly Consolidated	0
Disposals, transfers and other movements	0	0
Intangible assets at end of period	12	22	33
Trademarks, patented and non-patented technology | Cost
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets at beginning of period	220
Intangible assets at end of period	211	220
Trademarks, patented and non-patented technology | Accumulated amortisation and impairment
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets at beginning of period	(198)
Intangible assets at end of period	(199)	(198)
Contract-based intangible assets
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets at beginning of period	2,008	1,994
Adjustment on currency translation	(114)	(11)
Expenditure during the year	0	0
Amortisation for the year	(9)	(10)
Impairment reversal	0
Divesture - Company No Longer Consolidated	0
Acquisition - Company Newly Consolidated	0
Disposals, transfers and other movements	(10)	35
Intangible assets at end of period	1,875	2,008	1,994
Contract-based intangible assets | Cost
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets at beginning of period	3,089
Intangible assets at end of period	2,908	3,089
Contract-based intangible assets | Accumulated amortisation and impairment
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets at beginning of period	(1,081)
Intangible assets at end of period	(1,033)	(1,081)
Other intangible assets
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets at beginning of period	439	457
Adjustment on currency translation	(24)	(21)
Expenditure during the year	106	110
Amortisation for the year	(137)	(154)
Impairment reversal	0
Divesture - Company No Longer Consolidated	0
Acquisition - Company Newly Consolidated	0
Disposals, transfers and other movements	6	47
Intangible assets at end of period	390	439	$ 457
Other intangible assets | Cost
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets at beginning of period	1,725
Intangible assets at end of period	1,732	1,725
Other intangible assets | Accumulated amortisation and impairment
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets at beginning of period	(1,286)
Intangible assets at end of period	$ (1,342)	$ (1,286)